Cover	Jul. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36870
Entity Registrant Name	QXO INSULATION, LLC
Entity Central Index Key	0001633931
Entity Tax Identification Number	36-4173371
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	475 North Williamson Boulevard
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	304-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	TopBuild Corp.